INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory
	March 31, 2016	December 31, 2015
Merchandise goods	$49,952	$76,433
Less reserve for inventory shrinkage and obsolescence	—	—
Total, net of reserves	$49,952	$76,433

	December 31, 2015	December 31, 2014
Merchandise goods	$76,433	$217,109
Less reserve for inventory shrinkage and obsolescence	—	—
Total, net of reserves	$76,433	$217,109